Income Taxes (Tables)	6 Months Ended
Jun. 27, 2021
Income Tax Disclosure [Abstract]
Summary of Components of Income Tax	Significant judgment is required in determining the effective tax rate and in evaluating tax positions.

	For the thirteen weeks ended		For the the twenty-six weeks ended
	June 27, 2021	June 28, 2020	June 27, 2021	June 28, 2020
Provision for income taxes	$5,790	$2,827	$10,556	$4,144
Effective tax rates	20.1%	18.4%	33.4%	19.3%